Income taxes (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Income before taxes	$ 110,240,817	$ 165,529,723	$ 103,158,188
Income tax using the statutory rate	$ (29,765,021)	$ (44,693,025)	$ (27,852,711)
Income tax using the statutory rate, Percentage	27.00%	27.00%	27.00%
Tax effect of permanent differences, net	$ 40,240,483	$ 37,787,116	$ 38,422,245
Tax effect of permanent differences, net, Percentage	(36.50%)	(21.75%)	(37.25%)
(Provisional) reversal of deferred taxes	$ 12,063,485	$ 16,375,910	$ 592,008
(Provisional) reversal of deferred taxes, Percentage	(10.58%)	(9.71%)	(0.57%)
Effect of tax rates in foreing subsidiaries	$ 4,824,091	$ 2,147,581	$ 4,163,777
Effect of tax rates in foreing subsidiaries, Percentage	(4.38%)	(1.20%)	(4.04%)
Prior year adjustments	$ (311,171)	$ (602,508)	$ (58,064)
Prior year adjustments, Percentage	0.28%	0.36%	0.06%
(Expense) Income from income tax	$ 27,051,867	$ 11,015,074	$ 15,267,255
Income tax, as reported, Percentage	(24.18%)	(5.30%)	(14.80%)